Pension schemes - Additional information (Details) £ in Millions	12 Months Ended
Dec. 31, 2025 GBP (£) person
Disclosure of defined benefit plans
Past service cost/(settlement credit)	£ 1
Estimate of contributions expected to be paid to plan for next annual reporting period	2
United Kingdom
Disclosure of defined benefit plans
Past service cost/(settlement credit)	£ 5
Percentage of funded status below which action needs to be taken to remedy deficit	100.00%
Liability for guarantee in respect of pension scheme liabilities	£ 0
United Kingdom | 2025-2027
Disclosure of defined benefit plans
Deficit funding contributions	0
United States
Disclosure of defined benefit plans
Past service cost/(settlement credit)	£ (4)
Percentage of funded status below which action needs to be taken to remedy deficit	100.00%
Period for additional contributions	7 years
Percentage of funded status	100.00%
Number of pensioners on whose behalf pension settlement transaction was entered into | person	2,200
Pension assets transferred on settlement	£ 136
Accounting liability related to pension assets transferred on settlement	£ 140